Allowance for expected credit losses - Disclosure of Significant Increase in Credit Risk (SICR) (Details)	Dec. 31, 2025
1
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	0.10%
2
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	0.40%
3
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	0.80%
4
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	1.20%
5
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	2.50%
6
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	4.50%
7
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	7.50%
8
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	10.00%
9
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	14.00%
10
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	20.00%
11
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	30.00%
12
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	45.00%
13
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	99.99%
14
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
PD boundary % (in percent)	100.00%